COMMON SHARE CAPITAL - Repurchase and cancellation of common shares (Details) - USD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Sep. 29, 2022	Jul. 28, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Number of shares outstanding			1,221,891,341	1,244,332,772
Repurchase and cancellation of shares (in shares)			78,857,250	17,608,678
Common share capital
Disclosure of classes of share capital [line items]
Number of authorized shares during August 3, 2022 and August 2, 2023		65,002,277
Number of authorized shares during October 4, 2022 and August 2, 2023	114,047,070
Number of authorized shares during August 3, 2021 and August 2, 2022				63,096,676
Number of shares outstanding			1,221,891,000	1,244,333,000	1,258,320,000
Repurchase and cancellation of shares (in shares)			78,857,000	17,608,000
Amount of shares repurchased and cancellation			$ 300.8	$ 100.2
Average price of shares repurchased			$ 3.81	$ 5.69
Repurchase and cancellation of shares			$ 287.1	$ 62.9